As filed with the U. S. Securities and Exchange Commission on October 10, 2014

Securities Act File No. 002-74436

Investment Company Act File No. 811-03287

U. S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

☐     PRE-EFFECTIVE AMENDMENT NO. [    ]

☒     POST-EFFECTIVE AMENDMENT NO. [ 44 ]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

☒     AMENDMENT NO. [ 44 ]

NEW ALTERNATIVES FUND, INC.

(Exact Name of Registrant as Specified in its Charter)

150 Broadhollow Road, Suite PH2

Melville, NY 11747

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (631) 423-7373

DAVID J. SCHOENWALD, PRESIDENT

New Alternatives Fund, Inc.

150 Broadhollow Road, Suite PH2

Melville, NY 11747

(Name and Address of Agent for Service)

Copy to:

Terrance James Reilly, Esq.

Montgomery, McCracken, Walker & Rhoads, LLP

123 South Broad Street

Avenue of the Arts

Philadelphia, PA 19109

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on October 27, 2014 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on                      pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on                      pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (“PEA No. 44”) is being filed pursuant to Rule 485 (b) (1) (iii) of the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying until October 27, 2014 the effectiveness of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (“PEA No. 42”). PEA No. 42 was filed on July 15, 2014. Pursuant to Rule 485 (a) (1) of the Securities Act, PEA No. 42 was originally scheduled to become effective on September 13, 2014 and its effectiveness was delayed by Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, until October 12, 2014.

This PEA No. 44 incorporates by reference the information contained in Parts A, B and C of PEA No. 42 as filed on July 15, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 44 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Melville and State of New York on the 10th day of October, 2014.

NEW ALTERNATIVES FUND, INC.

By	/s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chairperson of the Board, President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 44 to the Registration Statement of New Alternatives Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ DAVID J. SCHOENWALD	Chairperson of the Board, President and Treasurer	October 10, 2014
David J. Schoenwald

/s/ JONATHAN D. BEARD	Director	October 10, 2014
Jonathan D. Beard*

/s/ SUSAN HICKEY	Director	October 10, 2014
Susan Hickey*

/s/ SHARON REIER	Director	October 10, 2014
Sharon Reier*

/s/ MURRAY D. ROSENBLITH	Director and Secretary	October 10, 2014
Murray D. Rosenblith*

/s/ JEFFREY E. PERLMAN	Director	October 10, 2014

Jeffrey E. Perlman*

* By:	/s/ DAVID J. SCHOENWALD
David J. Schoenwald Attorney-in-Fact Pursuant to Power of Attorney

EXHIBIT INDEX

ITEM	EXHIBIT

No. 28 (q) (1)	Powers of Attorney for Jonathan D. Beard, Susan Hickey, Jeffrey E. Perlman, Sharon Reier and Murray D. Rosenblith.

NEW ALTERNATIVES FUND, INC.

Power of Attorney

I hereby appoint David J. Schoenwald, Maurice L. Schoenwald and Murray D. Rosenblith, attorney for me and in my name and on my behalf to sign the Registration Statement on Form N-1A and any Post-Effective Amendment to the Registration Statement on Form N-1A of NEW ALTERNATIVES FUND, INC. to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on February 10, 2010.

/s/ SHARON REIER
Name: Sharon Reier
Title: Director

NEW ALTERNATIVES FUND, INC.

Power of Attorney

I hereby appoint David J. Schoenwald, Maurice L. Schoenwald and Murray D. Rosenblith, attorney for me and in my name and on my behalf to sign the Registration Statement on Form N-1A and any Post-Effective Amendment to the Registration Statement on Form N-1A of NEW ALTERNATIVES FUND, INC. to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on February 9, 2010.

/s/ SUSAN HICKEY
Name: Susan Hickey
Title: Director

NEW ALTERNATIVES FUND, INC.

Power of Attorney

I hereby appoint David J. Schoenwald, Maurice L. Schoenwald and Murray D. Rosenblith, attorney for me and in my name and on my behalf to sign the Registration Statement on Form N-1A and any Post-Effective Amendment to the Registration Statement on Form N-1A of NEW ALTERNATIVES FUND, INC. to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on February 8, 2010.

/s/ JONATHAN D. BEARD
Name: Jonathan D. Beard
Title: Director

NEW ALTERNATIVES FUND, INC.

Power of Attorney

I hereby appoint David J. Schoenwald, Maurice L. Schoenwald and Murray D. Rosenblith, attorney for me and in my name and on my behalf to sign the Registration Statement on Form N-1A and any Post-Effective Amendment to the Registration Statement on Form N-1A of NEW ALTERNATIVES FUND, INC. to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on February 5, 2010.

/s/ JEFFREY E. PERLMAN
Name: Jeffrey E. Perlman
Title: Director

NEW ALTERNATIVES FUND, INC.

Power of Attorney

I hereby appoint David J. Schoenwald and Maurice L. Schoenwald, attorney for me and in my name and on my behalf to sign the Registration Statement on Form N-1A and any Post-Effective Amendment to the Registration Statement on Form N-1A of NEW ALTERNATIVES FUND, INC. to be filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, and generally to do and perform all things necessary to be done in that connection.

I have signed this Power of Attorney on February 24, 2010.

/s/ MURRAY D. ROSENBLITH
Name: Murray D. Rosenblith
Title: Director